Accrued Liabilities and Other Payables (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Accrued Liabilities and Other Payables
Customer deposits on NetEase Pay accounts	¥ 1,539,417		¥ 1,369,672
Marketing expenses and promotion materials	1,672,096		1,723,766
Accrued fixed assets related payables	304,379		354,388
Server and bandwidth service fees and technical charges	231,868		257,066
Accrued revenue sharing	578,940		373,559
Content cost	403,402		299,837
Professional fees	88,041		243,106
Accrued freight and warehousing charge	47,524		109,716
Other staff related cost	69,849		80,013
Others	357,258		194,067
Total accrued liabilities and other payables	¥ 5,292,774	$ 760,259	¥ 5,005,190